Related Parties (Details) - Schedule of Compensation to Directors and Executive Officers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation to Directors and Executive Officers [Abstract]
Short-term employee benefits	$ 449,068	$ 503,155	$ 460,475